Capital and Reserves (Details) - Schedule of non controlling interests - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Capital and Reserves (Details) - Schedule of non controlling interests [Line Items]
Beginning Balance	$ (611,686)	$ (547,777)
Net (loss) profit	11,606	(63,909)	$ (67,207)
Contribution from non-controlling shareholder in a subsidiary	1,960,000
Acquisition of a subsidiary	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	40,251
Ending Balance	1,410,630	(611,686)	(547,777)
Taikexi [Member]
Capital and Reserves (Details) - Schedule of non controlling interests [Line Items]
Beginning Balance	(525,927)	(505,566)
Net (loss) profit	(4,837)	(20,361)
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending Balance	(530,764)	(525,927)	(505,566)
Shenzhen Guanpeng [Member]
Capital and Reserves (Details) - Schedule of non controlling interests [Line Items]
Beginning Balance	(45,508)	(31,664)
Net (loss) profit	(3,547)	(13,844)
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending Balance	(49,055)	(45,508)	(31,664)
Dacheng Liantong [Member]
Capital and Reserves (Details) - Schedule of non controlling interests [Line Items]
Beginning Balance	(40,251)	(10,547)
Net (loss) profit		(29,704)
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	40,251
Ending Balance		(40,251)	(10,547)
Hangzhou Xu Zhihang [Member]
Capital and Reserves (Details) - Schedule of non controlling interests [Line Items]
Beginning Balance
Net (loss) profit
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending Balance	10,459
Metalpha [Member]
Capital and Reserves (Details) - Schedule of non controlling interests [Line Items]
Beginning Balance
Net (loss) profit	19,990
Contribution from non-controlling shareholder in a subsidiary	1,960,000
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending Balance	$ 1,979,990